Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of lease costs	Lease Costs
(In thousands)	Three months Ended March 31, 2023	Three months Ended March 31, 2022
Components of total lease costs:
Operating lease expense	$397	$407
Total lease costs	$397	$407
Lease Costs
(in thousands)	Year Ended December 31, 2022	Year Ended December 31, 2021
Components of total lease costs:
Operating lease expense	$1,544	$902
Total lease costs	$1,544	$902

Schedule of Lease Assets and Lease Liabilities
(In thousands)	March 31, 2023	December 31, 2022
Assets
Right of use asset – long term	$2,319	$2,693
Total right of use asset	$2,319	$2,693
Liabilities
Operating lease liabilities – short term	$1,488	$1,488
Operating lease liabilities – long term	718	1,084
Total lease liability	$2,206	$2,572
ROU lease assets and lease liabilities for our operating leases are recorded on the balance sheet as follows:
(in thousands)	December 31, 2022	December 31, 2021
Assets
Right of use asset – long term	$2,693	$—
Total right of use asset	$2,693	$—
Liabilities
Operating lease liabilities – short term	$1,488	$—
Operating lease liabilities – long term	1,084	—
Total lease liability	$2,572	$—

Schedule of Lease Terms and Discount Rate	Lease Terms and Discount Rate
Weighted average remaining lease term (in years) – operating leases	1.4
Weighted average discount rate – operating leases	4%
Lease Terms and Discount Rate
Weighted average remaining lease term (in years) – operating leases	1.7
Weighted average discount rate – operating leases	4%

Schedule of Future Minimum Lease Payment	Future minimum lease payments, which include non-cancelable operating leases at March 31, 2023, are as follows:
Year ending March 31,	(In thousands)
2023 (remainder)	$1,184
2024	1,087
2025	5
2026	3
Thereafter	—
Total minimum lease payment	$2,279
Future minimum lease payments, which include non-cancelable operating leases at December 31, 2022, are as follows:
Years ending December 31,	(in thousands)
2023	$1,577
2024	1,087
2025	5
2026	3
Thereafter	—
Total minimum lease payment	$2,672